Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Components of Deferred Tax Assets [Abstract]
Net operating loss carryforward	$ 0	$ 0
Startup/Organization Expenses	686,905	388,575
Total deferred tax assets	686,905	388,575
Valuation allowance	(686,905)	(388,575)
Deferred tax assets, net of allowance	$ 0	$ 0